MINERAL INTERESTS (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2011
Share Exchange Agreement [Member] | CAD
Total consideration		CAD 13,246
Deferred tax		CAD 4,736
Share Exchange Agreement [Member] | 0896800 BC Ltd [Member]
Number of shares issued upon finder's fees		1,034,348
Share Exchange Agreement [Member] | 0896800 BC Ltd [Member] | Elk Creek Resources Corp [Member]
Number of shares issued upon acquisition		18,990,539
Lease Agreement [Member] | Elk Creek Resources Corp [Member]
Lease term		5 years
Landholder Agreement [Member] | Elk Creek Resources Corp [Member]
Lease term	5 years
Percentage of NSR retain	2.00%
Percentage of interest aquired	100.00%